Commitments and contingenices	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Commitments and contingencies

17. Commitments and contingencies

As of December 31, 2011 and 2012, capital commitment for purchase of property, plant and equipment were RMB10,500,702 and RMB nil, respectively.

The Company did not have any significant lease commitment as of December 31, 2011 and 2012.

As of December 31, 2011 and 2012, purchase obligations for corn were RMB 841,465,000 and RMB 427,231,000 ($67,970,885), respectively.

As of December 31, 2012, the Company was not any party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.

As of December 31, 2012, the Company guaranteed the short-term bank loans amount to RMB 512,400,000($81,520,961) for third parties as a guarantor, thereinto, the Company guaranteed for the granaries for the bank loans amount to RMB 412,400,000($65,611,328) , the remaining bank loans was guaranteed for the reciprocal guarantors.